Trade payables and other current liabilities	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other current liabilities	Trade payables and other current liabilities
13.1 TRADE AND OTHER PAYABLES

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Accrued expenses - clinical trials	3,724	1,486
Other trade payables	5,520	4,996
Total trade and other payables	9,244	6,482
Trade payables are not discounted, as none of the amounts has a maturity date above one year.
The €2.2 million increase of accrued expenses in clinical studies is mainly related to start of 312 study with first patients recruited (+€ 2.1 million) and 1100 study (+€0.2 million). The €0.5 million increase of other trade payables is mainly driven by accruals of other functional departments (+€1.0 million) over the period, slightly offset by trade payables decrease (-€0.4 million).
13.2 OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Tax liabilities	341	258
Payroll tax and other payroll liabilities	5,782	4,820
Other payables	1,247	453
Other current liabilities	7,370	5,531
Payroll tax and other payroll liabilities consist primarily of payroll taxes and social charges, namely the employer withholdings relating to free shares, accrued bonuses, vacation day accruals and related social charges. Payroll tax and social charges have increased by €1 million during first half of 2022, of which Nanobiotix S.A. accounts for €0.7 million (of which €0.5 million increase relates to accrued bonuses and €0.2 million increase relates to paid vacation accruals) and Nanobiotix Corp. for €0.2 million.

As of June 30, 2022, Other payables mainly consists of an additional $1 million accrued expenses, due to PharmaEngine, in connection with the termination agreement signed in March 2021 (See Note 4.1 PharmaEngine).

13.3 DEFERRED REVENUES AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Deferred revenues and contract liabilities	16,684	16,518
Deferred revenues and contract liabilities	16,684	16,518

Deferred revenues and contract liabilities as of June 30, 2022, mainly consists of contract liabilities related to the LianBio upfront payment of €16.5 million, accounted for in accordance with IFRS 15 (See Note 15 Revenues and other income); this amount has not changed since December 31, 2021.